CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 283	$ 958
Restricted cash	15,327	1
Accounts receivable, net	10,398	8,421
Prepaid concession fees, net	0	718
Other current assets, net	32,600	28,796
Amount due from related parties	27	27
Total current assets	58,635	38,921
Property and equipment, net	12,883	13,380
Prepaid equipment costs, net	0	30
Long-term investments, net	42,495	43,002
Long-term deposits, net	382	854
Right-of-use assets	683	1,519
TOTAL ASSETS	115,078	97,706
Current liabilities:
Short-term loan	5,670	144
Accounts payable	22,211	35,544
Accrued expenses and other current liabilities	24,402	8,544
Deferred revenue	2,589	2,813
Consideration received from buyer	30,651	28,728
Payable for earnout commitment	23,380	21,913
Amounts due to related parties	1,531	3,127
Income tax payable	2,392	11,833
Lease liability, current	1,002	902
Total current liabilities	113,828	113,548
Non-current liabilities:
Long-term loan	2,605	2,586
Lease liability, non-current	3	535
Total liabilities	116,436	116,669
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2019 and 2020; 127,697,055 shares and 151,573,363 shares issued as of December 31, 2019 and 2020, respectively; 125,664,777 shares and 149,541,085 shares outstanding as of December 31, 2019 and 2020, respectively)	152	128
Additional paid-in capital	288,879	284,887
Treasury stock (2,032,278 shares as of December 31, 2019 and 2020)	(2,351)	(2,351)
Accumulated deficits	(286,365)	(293,892)
Accumulated other comprehensive income	31,308	31,692
Total AirNet Technology Inc.'s shareholders' equity	31,623	20,464
Non-controlling interests	(32,981)	(39,427)
Total deficit	(1,358)	(18,963)
TOTAL LIABILITIES AND DEFICIT	$ 115,078	$ 97,706